Convertible Notes (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 25, 2024	Mar. 31, 2025
Convertible Notes [Line Items]
Bear interest		4.75%
Fixed conversion rate per share (in Dollars per share)	$ 216.0761
Principal amount	$ 1
Conversion price per share (in Dollars per share)	$ 4.628
Percentage of voting stock		50.00%
Percentage of conversion price		130.00%
Percentage of redemption price		100.00%
Percentage of cash purchase price		100.00%
Amortized cost	$ 150,000
Fair value	39,100
Residual value	110,900
Transaction costs of capitalized liability		$ 4,900
Embedded derivative liability		50,768
Face value of convertible notes		$ 105,900
Effective interest rate		12.60%
Derivative Liability [Member]
Convertible Notes [Line Items]
Embedded derivative liability		$ 1,700
Convertible Notes [Member]
Convertible Notes [Line Items]
Received convertible loans	150,000
Before transaction cost	$ 6,600
Convertible matures	December 15, 2029
Bear interest	4.75%
Principal amount		$ 150,000